Provision for Employee Benefits - Schedule of Amounts Recognized in Consolidated Statements of Comprehensive Income (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Defined Benefit Plans
Disclosure of defined benefit plans [line items]
Current service cost		€ 0
Interest on pension liability		32
Amounts recognized in comprehensive income		32
Jubilee Plan
Disclosure of defined benefit plans [line items]
Current service cost	€ 171	178	€ 556	€ 145
Interest on pension liability	3	4	56	11
Amounts recognized in comprehensive income	€ 174	€ 182	€ 612	€ 156